Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2020
Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans
The following table presents the components of net periodic cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Service cost-benefits earned during the fiscal year	43,649	43,698	45,697
Interest costs on projected benefit obligations	7,471	6,933	5,590
Expected return on plan assets	(34,916)	(38,518)	(40,551)
Amortization of prior service cost (benefits)	214	152	121
Amortization of net actuarial loss (gain)	411	(7,886)	(5,873)
Special termination benefits	3,960	2,929	9,793

Net periodic benefit cost	20,789	7,308	14,777

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
before-tax
for the fiscal years ended March 31, 2019 and 2020 are summarized as follows:

	2019	2020
	(in millions of yen)
Net actuarial gain (loss)	(21,300)	(169,963)
Amortization of net actuarial loss (gain)	(7,886)	(5,873)
Prior service benefits (cost)	(109)	(2,734)
Amortization of prior service cost (benefits)	152	121

Total recognized in other comprehensive income (loss) before-tax	(29,143)	(178,449)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

	2018	2019	2020
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.43%	0.34%	0.37%
Rates of increase in future compensation levels	1.80-4.80%	1.80-4.80%	1.80-4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.47%	0.43%	0.34%
Rates of increase in future compensation levels	1.80-4.80%	1.80-4.80%	1.80-4.80%
Expected rates of return on plan assets	1.58%	1.60%	1.68%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2019 and 2020 for the plans of MHFG and its subsidiaries:

	2019	2020
	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,559,356	1,590,818
Service cost	43,698	45,697
Interest cost	6,933	5,590
Plan participants’ contributions	1,229	1,200
Amendments	109	2,734
Actuarial loss (gain)	49,085	4,507
Foreign exchange translation	(817)	(5,605)
Benefits paid	(52,618)	(52,902)
Lump-sum payments	(16,157)	(20,743)

Benefit obligations at end of fiscal year	1,590,818	1,571,296

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,405,730	2,413,556
Actual return (negative return) on plan assets	66,652	(125,549)
Foreign exchange translation	(390)	(4,268)
Partial withdrawal of assets from employee retirement benefits trusts (Note)	(27,534)	—
Employer contributions	20,487	20,587
Plan participants’ contributions	1,229	1,200
Benefits paid	(52,618)	(52,902)

Fair value of plan assets at end of fiscal year	2,413,556	2,252,624

Funded status	822,738	681,328

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	850,472	711,981
Accrued pension liability	(27,734)	(30,653)

Net amount recognized	822,738	681,328

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(1,309)	(3,914)
Net actuarial gain (loss)	262,044	86,200

Net amount recognized	260,735	82,286

Note:	During the fiscal year ended March 31, 2019, a subsidiary of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2019. No gains or losses have been recognized as a result of this transaction.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2019 and 2020:

	2019	2020
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	61,579	63,619
Fair value of plan assets	33,845	32,966
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	61,579	63,619
Fair value of plan assets	33,845	32,966

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts
MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2020 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	34.00%
Foreign equity securities	25.00%
Foreign debt securities	23.00%
General account of life insurance companies	11.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.

Fair Value of Plan Assets by Asset Category
The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2019 and 2020, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value.”

	2019					2020
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,317		—	—	1,317	1,194		—	—	1,194
Pooled funds (2)	11		4	—	15	10		4	—	14
Japanese debt securities:
Government bonds	190		—	—	190	196		—	—	196
Pooled funds (2)	—		10	—	10	—		9	—	9
Other	—		24	—	24	—		23	—	23
Foreign equity securities:
Common stocks	120		—	—	120	101		—	—	101
Pooled funds (2)	—		5	—	5	—		4	—	4
Foreign debt securities:
Government bonds	178		6	—	184	188		7	—	195
Pooled funds (2)	—		10	—	10	—		11	—	11
Other	—		18	—	18	—		20	—	20
General account of life insurance companies (3)	—		111	—	111	—		111	—	111
Other	79	(4)	4	—	83	68	(4)	1	—	69
Plan assets measured at net asset value (5)					327					306

Total assets at fair value	1,895		192	—	2,414	1,757		190	—	2,253

Notes:
(1)	This class represents equity securities held in the employee retirement benefit trusts of ¥1,317 billion and ¥1,194 billion carried at fair value at March 31, 2019 and 2020, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.

(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.

(4)	Amounts primarily include cash and short-term assets carried at fair value.

(5)	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Forecasted Benefit Payments Including Effect of Expected Future Service
The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2021	70,325
2022	70,623
2023	71,165
2024	72,469
2025	73,118
2026-2030	346,908